Contingent Liability (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares
Settlement of outstanding notes payable		$ 56,723
Settlement of common shares | shares		1,500,000	1,500,000
Canadian Dollars [Member]
Settlement of outstanding notes payable			$ 75,000
Supplier [Member] | March 1, 2020 [Member]
Payments of legal settlement	$ 6,037
Supplier [Member] | June 1, 2020 [Member]
Payments of legal settlement	$ 24,148